ASYMmetric Smart S&P 500 ETF
Schedule of Investments (Unaudited)
September 30, 2023

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 8.9%
Activision Blizzard, Inc.	4,187	$392,029
AT&T, Inc.	26,026	390,911
Electronic Arts, Inc.	3,213	386,845
Verizon Communications, Inc.	11,005	356,672
		1,526,457
Consumer Discretionary - 10.3%
Genuine Parts Co.	2,430	350,843
McDonald's Corp.	1,324	348,795
O'Reilly Automotive, Inc. *	400	363,544
Tractor Supply Co.	1,700	345,185
Yum! Brands, Inc.	2,873	358,953
		1,767,320
Consumer Staples - 6.2%
Campbell Soup Co.	9,179	377,073
General Mills, Inc.	5,656	361,928
J.M. Smucker Co.	2,641	324,605
		1,063,606
Energy - 4.9%
Exxon Mobil Corp.	3,483	409,531
Valero Energy Corp.	2,980	422,296
		831,827
Financials - 13.1%
Allstate Corp.	3,370	375,452
Cboe Global Markets, Inc.	2,427	379,122
Globe Life, Inc.	3,258	354,242
Progressive Corp.	2,724	379,453
Travelers Companies, Inc.	2,271	370,877
W.R. Berkley Corp.	5,874	372,940
		2,232,086
Health Care - 13.0%
AbbVie, Inc.	2,238	333,596
Bristol-Myers Squibb Co.	5,333	309,527
DaVita, Inc. *	3,213	303,725
Humana, Inc.	716	348,348
Incyte Corp. *	5,092	294,165
Johnson & Johnson	2,034	316,796
Merck & Co., Inc.	3,015	310,394
		2,216,551
Industrials - 8.3%
Huntington Ingalls Industries, Inc.	1,677	343,081
Lockheed Martin Corp.	823	336,574
Northrop Grumman Corp.	854	375,922
Waste Management, Inc.	2,361	359,911
		1,415,488
Information Technology# - 27.5%
CDW Corp.	1,673	337,544
Cisco Systems Inc.	6,146	330,409
Corning, Inc.	10,734	327,065
First Solar, Inc. *	1,867	301,689
Gen Digital, Inc.	17,399	307,614
Hewlett Packard Enterprise Co.	20,736	360,184
International Business Machines Corp.	2,404	337,281
Juniper Networks, Inc.	12,100	336,259
Motorola Solutions, Inc.	1,245	338,939
NetApp, Inc.	4,596	348,744
PTC, Inc. *	2,398	339,749
Roper Technologies, Inc.	709	343,355
Teledyne Technologies, Inc. *	846	345,659
Texas Instruments, Inc.	2,098	333,603
		4,688,094
Materials - 2.8%
CF Industries Holdings, Inc.	5,585	478,858
Real Estate - 2.2%
Realty Income Corp.	7,625	380,792
Utilities - 2.4%
Consolidated Edison, Inc.	4,772	408,149
TOTAL COMMON STOCKS
(Cost $18,059,228)		17,009,228

SHORT-TERM INVESTMENT - 0.2%
Money Market Deposit Account - 0.2%
U.S. Bank N.A., 5.200% (a)
(Cost $30,111)	30,111	30,111

Total Investments - 99.8%
(Cost $18,089,339)		17,039,339
Other Assets and Liabilities, Net - 0.2%		32,051
Total Net Assets - 100.0%		$17,071,390

* Non-income producing security
# The Fund is signficantly invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to short product cycles, competition and more aggressive pricing than the overall market.

(a) The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.  The rate shown is as of September 30, 2023.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,009,228	$-	$-	$17,009,228
Short-Term Investment	30,111	-	-	30,111
Total Investments	$17,039,339	$-	$-	$17,039,339
Refer to the Schedule of Investments for further information on the classification of investments.